RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Other payables - related party	$ 186,503	$ 25,837
Xiaodong Chen
Related Party Transaction [Line Items]
Other payables - related party	32,244	25,837
Huaqiang Yang [Member]
Related Party Transaction [Line Items]
Other payables - related party	$ 154,259